Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Research and development expenses	$ 25	$ 60	$ 81
Sales and marketing	8	1	5		1
General and administrative expenses	447	23	632		2
Operating loss	(480)	(84)	(718)		(3)
Reverse merger cost			(2,457)
Change in fair value of convertible loans and warrant liability	1,248
Financial expenses, net	(16)		(6)		(1)
Consolidated net income	752	(84)	(3,181)		(4)
Non-controlling interests			2
Net income attributable to AppYea Inc.	$ 752	$ (84)	$ (3,179)		$ (4)
Net Income per Common Share
Basic	$ 0.003	$ 0.001	$ (0.026)		$ (0.00)
Diluted	$ (0.001)	$ 0.001
Weighted Average number of Common Shares Outstanding
Basic	218,246,326	69,019,297	118,852,344	[1]	61,368,987	[1]
Diluted	691,754,200	69,019,297

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split, see Note 1 and Note 9.